Schedule H, Line 4j – Schedule of Reportable Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Reportable Transaction [Line Items]
Schedule H, Line 4j – Schedule of Reportable Transactions

(a)	(b)	(c)	(d)	(g)	(h)	(i)
Identity of Party Involved	Description of Asset	Purchase Price	Selling Price	Cost of Asset	Current Value of Asset on Transaction Date	Net Gain (Loss)

Category (i) – single transactions in excess of 5% of the fair value of plan assets

*VANGUARD INSTL 500 INDEX TRST UNIT B	Common/Collective Trust	648,329	—	648,329	648,329	—
		644,736	—	644,736	644,736	—
*VANGUARD EMPLOYEE BENEFIT INDEX #528	Common/Collective Trust	—	648,329	364,649	648,329	283,681
		—	644,736	360,491	644,736	284,245

Category (iii) – series of transactions in the same security in excess of 5% of the fair value of plan assets**

AS TREAS PLUS MM FD - SELECT #3803	Money Market Funds	983,583	—	983,583	983,583	—
		—	951,628	951,628	951,628	—
*VANGUARD FIDUCIARY EXT MKT	Common/Collective Trust	40,714	—	40,714	40,714	—
		—	527,469	360,051	527,469	167,418
*VANGUARD INSTL EXTEND MKT INDX TR B	Common/Collective Trust	490,718	—	490,718	490,718	—
		—	16,486	16,276	16,486	210
*VANGUARD INSTL 500 INDEX TRST UNIT B	Common/Collective Trust	279,523	—	279,523	279,523	—
		—	37,829	37,139	37,829	690
*VANGUARD EMPLOYEE BENEFIT INDEX #528	Common/Collective Trust	118,267	—	118,267	118,267	—
		—	356,900	173,805	356,900	183,095
TREASURY NOTE 2.875% 4/30/2029	U.S. Government and Agency Obligations	676,056	—	676,056	676,056	—
		—	729,653	668,751	729,653	60,902
TREASURY NOTE 4.125% 8/31/2030	U.S. Government and Agency Obligations	241,107	—	241,107	241,107	—
		—	240,221	241,107	240,221	(886)
TREASURY NOTE 1.125% 8/31/2028	U.S. Government and Agency Obligations	493,886	—	493,886	493,886	—
		—	426,668	424,808	426,668	1,860

There were no category (ii) or (iv) reportable transactions during the Plan year ended December 31, 2025.
Non-applicable columns are not included in this presentation.